Shareholders' Equity (Allocations of Dividends and Declared and Paid For Income Tax Purposes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Common Stock [Member]
Shareholders Equity [Line Items]
Allocation of Dividends Declared and Paid	$ 0.83	[1]	$ 0.84		$ 0.80
Percentage of Allocation of Dividends Declared and Paid	100.00%		100.00%		100.00%
Series C Preferred Stock [Member]
Shareholders Equity [Line Items]
Allocation of Dividends Declared and Paid	$ 14.53	[2]	$ 19.38		$ 19.38
Series D Preferred Stock [Member]
Shareholders Equity [Line Items]
Allocation of Dividends Declared and Paid	$ 18.44		$ 18.44		$ 18.44
Series E Preferred Stock [Member]
Shareholders Equity [Line Items]
Allocation of Dividends Declared and Paid	$ 3.91	[3]
Preferred Stock [Member]
Shareholders Equity [Line Items]
Percentage of Allocation of Dividends Declared and Paid	100.00%	[4]	100.00%	[4]	100.00%	[4]
Ordinary Income [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Percentage of Allocation of Dividends Declared and Paid	100.00%		100.00%		100.00%
Ordinary Income [Member] | Preferred Stock [Member]
Shareholders Equity [Line Items]
Percentage of Allocation of Dividends Declared and Paid	100.00%	[4]	100.00%	[4]	100.00%	[4]
Capital Gains 25% rate [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Percentage of Allocation of Dividends Declared and Paid	0.00%		0.00%		0.00%
Capital Gains 25% rate [Member] | Preferred Stock [Member]
Shareholders Equity [Line Items]
Percentage of Allocation of Dividends Declared and Paid	0.00%	[4]	0.00%	[4]	0.00%	[4]
Return of Captial [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Percentage of Allocation of Dividends Declared and Paid	0.00%		0.00%		0.00%

[1]	Of the $0.22 per share dividend declared on November 18, 2012 and paid January 16, 2013, $0.17 per share is taxable in 2012 and $0.05 per share will be reported and is taxable in 2013.
[2]	Represents the three regular quarterly dividends paid in 2012, prior to the redemption on November 5, 2012.
[3]	Represents dividends for the partial quarter covering October 5, 2012 through December 31, 2012.
[4]	The allocations for income tax purposes are the same for each series of preferred stock for each period presented.